Summary Of Significant Accounting Policies - Schedule of Property Plant and Equipment Useful life (Detail)	Dec. 31, 2025
Vehicles
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Technology infrastructure
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Equipment and hardware | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Equipment and hardware | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Other | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Other | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years